UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: _3/31__

Date of reporting period:  9/30/20__

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Small Cap
Fund
A Series Templeton Global Investment Trust
September 30, 2020
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Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Shareholder Letter
Dear Shareholder:
We are entering the final stretch of what has been an
extraordinary year. The novel coronavirus (COVID-19)
pandemic has catalyzed the acceleration of some long-
term themes that we have identified and followed in recent
years. We believe this trajectory will likely continue into
2021. A further marked trend in 2020 has been increased
differentiation within emerging markets amid rapid changes
brought about by various economic, social and exogenous
shocks.
The pandemic has reinforced three key realities in emerging
markets that we have been focusing on: the increased
institutional resilience in these countries; the growth of
consumption and technology, resulting in more diversified
economies; and the growing innovation in emerging markets,
with certain companies having the capacity to “leapfrog”
developed market competitors. On top of these multiyear
themes, three nearer-term issues have our attention: the
U.S.-China relationship and deepening bilateral tensions;
the impact of COVID-19 on companies and markets; and
companies’ readiness to embrace the new normal.
Meanwhile, many emerging market countries have shown
a continued appetite for structural reforms that we believe
could lay the foundation for lasting economic recoveries.
China, for example, has stayed true to its longer-term goal of making domestic consumption a major economic engine—
and a source of potential ballast during external demand
shocks. The government has relaxed duty-free shopping
rules, igniting a surge in duty-free sales in China. We see
China’s domestic travel and duty-free industries heading for a boom in the next few years.
Emerging market corporate resilience—especially in
industries bolstered by the pandemic—is likely to anchor
market sentiment. We have seen many companies across
the internet, health care, new energy, consumer and
technology industries and sectors deliver stronger financial results. We believe wider technology adoption, increased
innovation, accelerated industry consolidation and other
pandemic-induced trends could continue to offer growth
opportunities for a wide range of companies.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Emerging Markets Small Cap Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of
September 30, 2020 , unless otherwise indicated. The
information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Emerging Markets Small Cap Fund
........
3
Performance Summary
...........................
7
Your Fund’s Expenses
............................
9
Financial Highlights and Statement of Investments
....
10
Financial Statements
.............................
19
Notes to Financial Statements
.....................
23
Shareholder Information
..........................
32
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Emerging Markets Small Cap Fund
This semiannual report for Templeton Emerging Markets
Small Cap Fund covers the period ended September 30,
2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of small-cap companies
located in emerging market countries, as defined in the
Fund’s prospectus. For this Fund, small-cap companies
are companies with a market capitalization at the time of
purchase within the range of the market capitalizations of
companies included in the MSCI Emerging Markets (EM)
Small Cap Index.
Performance Overview
The Fund’s Class A shares posted a +38.36% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI EM Small Cap Index-NR,
which measures stock performance of small-cap stocks
in emerging markets, posted a +42.20% total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The novel coronavirus (COVID-19) pandemic pushed
the economies of many emerging market countries into
contractions. In response, many emerging market central
banks adopted more accommodative monetary policies in
an effort to support their economies. Following heightened
volatility in early 2020, emerging market small-cap equities posted significant gains for the period as investor sentiment improved due to the economic reopening of several
emerging market countries, notably China.
Regarding individual countries, China’s economy returned to
growth in 2020’s second quarter as businesses reopened.
Year-on-year growth accelerated in the third quarter, driven by retail sales and industrial production. Taiwan’s year-
on-year growth rate contracted in the second quarter as
the country’s export-dependent economy was impacted
by decreased global demand. South Korea’s year-on-year
growth rate contracted in the second quarter, partly due to
slower services sector activity and a contraction in exports.
India’s year-on-year growth rate contracted in the second
quarter. Russia’s year-on-year growth rate contracted in the second quarter as lower oil prices exacerbated the effects
of the pandemic. Brazil’s economic contraction steepened in
the second quarter.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate once
during the period. Taiwan’s central bank left its record-low benchmark interest rate unchanged, while South Korea’s
central bank lowered its benchmark interest rate once,
bringing it to a record low. India’s central bank also cut its benchmark rate once. Russia’s central bank cut its key rate
three times, and Brazil’s central bank cut its benchmark
interest rate twice, bringing it to a new record low.
Geographic Composition
9/30/20
% of Total
Net Assets
Asia 78.4%
Latin America & Caribbean 7.3%
Europe 6.0%
Middle East & Africa 5.9%
North America 1.2%
Short-Term Investments & Other Net Assets 1.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
15
.

Templeton Emerging Markets Small Cap Fund

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Semiannual Report
In this environment, emerging market stocks, as measured
by the MSCI EM Small Cap Index-NR, posted a +42.20%
total return for the six months ended September 30, 2020.
1
Chinese equities rose during the period, as investors were
reassured by the government’s aggressive actions to contain
the pandemic and stimulate economic growth in 2020’s
second and third quarter. Further gains were restricted by
tensions with the U.S. late in the period. Equities in Taiwan increased due to successful government efforts to control
COVID-19 and a late-period rally by technology stocks.
Russian equities rose for the period, despite weakness near
period-end due to the depreciation of the ruble and lower oil prices, which weighed heavily on Russia’s energy export-
dependent economy. Brazilian equities also rose for the
period, despite a decline in the period’s last two months due to weaker-than-expected second-quarter growth, political
concerns and the Brazilian real’s depreciation against the
U.S. dollar.
Investment Strategy
Our investment strategy employs a fundamental research,
bottom-up, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation
of the company’s long-term earnings, asset value and
cash flow potential. Our analysis includes an assessment
of the potential impacts of material environmental, social
and governance (ESG) factors on the long-term risk and
return profile of a company. We also consider a company’s
profit and loss outlook, balance sheet strength, cash flow
trends and asset value in relation to the current price of the company’s securities. The analysis considers the company’s
corporate governance behavior as well as its position in its sector, the economic framework and political environment.
Manager’s Discussion
During the six months under review, key contributors to the
Fund’s absolute performance included investments in Merida
Industry, Novatek Microelectronics and Fit Hon Teng.
Based in Taiwan, Merida is one of the world’s largest bicycle manufacturers, with a focus on the high-end segment.
Driven by strong end-user demand, Merida’s second-
quarter 2020 earnings exceeded consensus expectations.
Its share price also received a boost from stronger investor sentiment toward the stock amid the COVID-19 pandemic,
given the health and social distancing advantages of cycling.
Expectations that governments globally could also support
the industry by expanding infrastructure, standardizing
regulations and providing purchase subsidies further
supported interest in the stock. In our view, the
company remains a beneficiary of favorable trends in the
industry, including the e-bike boom. We reduced holdings
in the stock to realign the Fund’s portfolio following strong outperformance.
Taiwan-based Novatek Microelectronics is a major
fabless chip design company specializing in the design,
development and sales of a wide range of display driver
integrated circuits and system-on-chip (SoC) solutions. A
stay-at-home trend bolstered demand for the company’s
products, which include chips for flat panel displays,
televisions, smartphones and other devices. Novatek
reported solid second-quarter 2020 earnings and a stronger-
than-expected sales outlook. Increased remote working
remains a near-term tailwind for Novatek; however, many
investors expect upgrades in device specifications and
declining competition in certain business segments to benefit the company in the longer term. Its share price reached
a record high in August before correcting, following the
U.S. government’s increased restrictions on suppliers to
China-based Huawei Technologies (not a Fund holding).
Investor expectations that Novatek’s strong market position
across diverse product segments could potentially limit the
longer-term impact of any drop in Huawei’s orders led its
share price to stabilize in September. We reduced holdings
in the stock to realign the Fund’s portfolio following strong outperformance.
A subsidiary of Taiwan’s Hon Hai Precision Industry
(not a Fund holding), Fit Hon Teng manufactures and
distributes electrical components and is one of the world’s
principal connector makers. Its shares rose sharply due
to expectations that increased demand for mobile devices
and computers as a result of a shift to work-from-home and
online education amid the COVID-19 pandemic would
Top 10 Countries
9/30/20
a
% of Total
Net Assets
a a
China 20.3%
Taiwan 20.1%
India 12.6%
South Korea 11.6%
Vietnam 6.1%
Brazil 4.0%
Philippines 3.0%
United Arab Emirates 2.6%
Saudi Arabia 2.4%
Hong Kong 2.2%

Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Semiannual Report
drive revenues. A profit warning, however, caused shares
to correct in the latter part of the reporting period. Although first-half 2020 revenues exceeded expectations, earnings
recorded a sharp fall. We sold out of this stock to realign the
Fund’s portfolio following strong outperformance.
Conversely, major detractors from the Fund’s absolute
performance included positions in Medy-Tox, Intercorp
Financial Services (IFS) and Asia Cement (China) Holdings.
Medy-Tox is a South Korean developer and manufacturer
of botulinum toxin and hyaluronic acid dermal filler. The
company reported disappointing sales and a net loss in the
first two quarters of 2020 amid the COVID-19 pandemic.
Uncertainty surrounding a local license suspension on Medy-
Tox’s toxin products and share dilution following capital
raising further raised investor concerns. We divested our
position in the company to focus on what we considered
more attractive investment opportunities in the Fund’s
portfolio.
IFS is a Peruvian financial services company with key
interests in banking, insurance and wealth management.
Following weaker-than-expected first-quarter 2020 earnings,
IFS reported a net loss in the second quarter amid a
contraction in revenues and higher loan loss provisions
related to the COVID-19 pandemic. Concerns of increasing
delinquencies and credit costs, given the potential for a
slowdown in its retail loans segment in the near term, also
pressured the stock. A strong balance sheet combined with
government support and easing social distancing measures
provided us with some reasons to adopt a more positive
longer-term view and use the market correction as an
opportunity to increase our position.
Asia Cement is a major integrated cement producer in
the central and downstream region of Yangtze River and
the Sichuan region in China. The company issued a profit
warning in mid-July 2020 and subsequently reported a
substantial decline in first-half 2020 profits. Heavy seasonal rains in China put a hold on the cement industry’s recovery
after the peak of the pandemic in the country in the second
quarter, impacting earnings. However, the company remains
confident about its outlook for the second half of 2020, as
demand for cement remains robust and could potentially
underpin a strong recovery ahead. Trading at valuations we
considered attractive, we added the company to the portfolio during the reporting period.
In the past six months, we decreased the Fund’s investments
across most markets to raise funds for redemptions and to
seek to invest in opportunities we found more compelling.
Holdings in India, Taiwan, Hong Kong and South Korea were
reduced the most. Reductions were also undertaken in the
health care, information technology, consumer staples and
industrials sectors. In terms of key sales, we closed positions in the aforementioned Fit Hon Teng, as well as in Indian
pharmaceuticals company Glenmark Pharmaceuticals and
Hankook Technology Group (holding company for South
Korean automobile parts manufacturer Hankook Tire). We
also reduced holdings in Indian consumer goods company
Tata Consumer Products and in the aforementioned Novatek
Microelectronics and Merida Industry.
Meanwhile, we added a number of new positions to the
Fund’s portfolio as we continued to identify what we
considered to be attractive companies with sustainable
earnings power and also trade at a discount to their intrinsic worth within the small-cap investment universe in emerging
markets. Key additions included Poya International, a
Taiwanese specialty retailer of health and beauty products
and fast-moving consumer goods; China Education Group
Holdings, a private higher education provider in China; and
Century Pacific Food, one of the largest manufacturers of
canned and processed food in the Philippines. We also
added to existing investments in Zinus, a South Korean
e-commerce mattress and furniture company, Huami, a
Chinese biometric and activity data-driven company with
significant expertise in smart wearable technology; and Luye
Pharma Group, a Chinese pharmaceuticals company.
Top 10 Holdings
9/30/20
Company
Industry , Country
% of Total
Net Assets
a a
Merida Industry Co. Ltd. 4.4%
Leisure Products, Taiwan
Bajaj Holdings & Investment Ltd. 4.0%
Diversified Financial Services, India
Novatek Microelectronics Corp. 4.0%
Semiconductors & Semiconductor Equipment,
Taiwan
Health & Happiness H&H International Holdings
Ltd. 3.7%
Food Products, China
Hoa Phat Group JSC 2.7%
Metals & Mining, Vietnam
Aramex PJSC 2.6%
Air Freight & Logistics, United Arab Emirates
Primax Electronics Ltd. 2.4%
Technology Hardware, Storage & Peripherals,
Taiwan
Mouwasat Medical Services Co. 2.4%
Health Care Providers & Services, Saudi Arabia
Huami Corp. 2.3%
Electronic Equipment, Instruments &
Components, China
Duratex SA 2.3%
Paper & Forest Products, Brazil

Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Semiannual Report
Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2020 , the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of September 30, 2020
Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/20
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +38.36% +30.54%
1-Year -3.85% -9.13%
5-Year +13.02% +1.33%
10-Year +12.44% +0.61%
Advisor
6-Month +38.41% +38.41%
1-Year -3.63% -3.63%
5-Year +14.41% +2.73%
10-Year +15.55% +1.46%
See page 8 for Performance Summary footnotes.

Templeton Emerging Markets Small Cap Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. Small-cap company stocks have historically had more price volatility than large-company stocks, particularly over the short term. All investments in the
Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disas-
ters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely af-
fect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Total Annual Operating Expenses
5
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.82% 1.95%
Advisor 1.57% 1.70%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
Ending
Account
Value 9/30/20
Expenses
Paid During
Period
4/1/20–9/30/20
a
Net
Annualized
Expense
Ratio
A $1,000 $1,382.05 $10.75 $1,016.05 $9.09 1.80%
C $1,000 $1,377.15 $15.16 $1,012.31 $12.83 2.54%
R $1,000 $1,380.84 $12.23 $1,014.79 $10.35 2.05%
R6 $1,000 $1,384.53 $8.49 $1,017.95 $7.18 1.43%
Advisor $1,000 $1,384.09 $9.26 $1,017.30 $7.84 1.55%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.68 $13.78 $15.25 $13.02 $11.41 $12.25
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.10 0.03 —
c
0.16
d
0.04
Net realized and unrealized gains (losses) 3.25 (4.96) (1.15) 2.23 1.65 (0.85)
Total from investment operations ........ 3.33 (4.86) (1.12) 2.23 1.81 (0.81)
Less distributions from:
Net investment income .............. — (—)
c
— — (0.20) (0.03)
Net realized gains ................. — (0.24) (0.35) — — —
Total distributions ................... — (0.24) (0.35) — (0.20) (0.03)
Net asset value, end of period .......... $12.01 $8.68 $13.78 $15.25 $13.02 $11.41
Total return
e
....................... 38.36% (35.73)% (7.09)% 17.13% 16.09% (6.60)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.08% 1.93% 1.94% 1.96% 1.98% 2.00%
Expenses net of waiver and payments by
affiliates .......................... 1.80% 1.91% 1.92% 1.94% 1.97% 1.99%
Net investment income (loss) .......... 1.44% 0.94% 0.19% (0.01)% 1.25%
d
0.33%
Supplemental data
Net assets, end of period (000’s) ........ $172,215 $143,312 $268,761 $315,469 $257,388 $257,977
Portfolio turnover rate ................ 13.38% 4.72% 12.22% 7.57% 21.26% 18.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.14 $13.02 $14.54 $12.51 $10.96 $11.82
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.04 0.02 (0.06) (0.10) 0.07
c
(0.04)
Net realized and unrealized gains (losses) 3.03 (4.66) (1.11) 2.13 1.59 (0.82)
Total from investment operations ........ 3.07 (4.64) (1.17) 2.03 1.66 (0.86)
Less distributions from:
Net investment income .............. — — — — (0.11) —
Net realized gains ................. — (0.24) (0.35) — — —
Total distributions ................... — (0.24) (0.35) — (0.11) —
Net asset value, end of period .......... $11.21 $8.14 $13.02 $14.54 $12.51 $10.96
Total return
d
....................... 37.71% (36.23)% (7.85)% 16.23% 15.29% (7.28)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.83% 2.68% 2.69% 2.71% 2.72% 2.73%
Expenses net of waiver and payments by
affiliates .......................... 2.54% 2.66% 2.67% 2.69% 2.71% 2.72%
Net investment income (loss) .......... 0.71% 0.19% (0.56)% (0.76)% 0.51%
c
(0.40)%
Supplemental data
Net assets, end of period (000’s) ........ $25,243 $23,168 $52,300 $78,836 $62,889 $62,148
Portfolio turnover rate ................ 13.38% 4.72% 12.22% 7.57% 21.26% 18.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.26)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.56 $13.62 $15.11 $12.93 $11.33 $12.16
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.06 0.04 (0.05) (0.04) 0.12
c
0.02
Net realized and unrealized gains (losses) 3.20 (4.86) (1.09) 2.22 1.65 (0.85)
Total from investment operations ........ 3.26 (4.82) (1.14) 2.18 1.77 (0.83)
Less distributions from:
Net investment income .............. — — — — (0.17) (—)
d
Net realized gains ................. — (0.24) (0.35) — — —
Total distributions ................... — (0.24) (0.35) — (0.17) (—)
d
Net asset value, end of period .......... $11.82 $8.56 $13.62 $15.11 $12.93 $11.33
Total return
e
....................... 38.08% (35.95)% (7.29)% 16.86% 15.84% (6.82)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.33% 2.18% 2.19% 2.21% 2.23% 2.23%
Expenses net of waiver and payments by
affiliates .......................... 2.05% 2.16% 2.17% 2.19% 2.22% 2.22%
Net investment income (loss) .......... 1.14% 0.69% (0.06)% (0.26)% 1.00%
c
0.10%
Supplemental data
Net assets, end of period (000’s) ........ $2,072 $1,365 $1,728 $929 $532 $477
Portfolio turnover rate ................ 13.38% 4.72% 12.22% 7.57% 21.26% 18.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.23%.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
Period Ended
March 31,
2018
a
2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .............................. $8.79 $13.94 $15.41 $14.41
Income from investment operations
b
:
Net investment income (loss)
c
................................. 0.10 0.22 (0.07) (0.04)
Net realized and unrealized gains (losses) ........................ 3.28 (5.07) (1.01) 1.08
Total from investment operations ................................. 3.38 (4.85) (1.08) 1.04
Less distributions from:
Net investment income ....................................... — (0.06) (0.04) (0.04)
Net realized gains .......................................... — (0.24) (0.35) —
Total distributions ............................................ — (0.30) (0.39) (0.04)
Net asset value, end of period ................................... $12.17 $8.79 $13.94 $15.41
Total return
d
................................................ 38.45% (35.48)% (6.76)% 7.27%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.64% 1.53% 1.57% 1.59%
Expenses net of waiver and payments by affiliates .................... 1.43% 1.51% 1.55% 1.54%
Net investment income ........................................ 1.79% 1.34% 0.56%
f
0.39%
f
Supplemental data
Net assets, end of period (000’s) ................................. $39,652 $47,904 $198,106 $23,964
Portfolio turnover rate ......................................... 13.38% 4.72% 12.22% 7.57%
a
For the period August 1, 2017 (effective date) to March 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
September
30, 2020
(unaudited)
Year Ended March 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.80 $13.96 $15.42 $13.15 $11.52 $12.37
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.15 0.09 0.03 0.18
c
0.07
Net realized and unrealized gains (losses) 3.28 (5.03) (1.19) 2.26 1.68 (0.86)
Total from investment operations ........ 3.38 (4.88) (1.10) 2.29 1.86 (0.79)
Less distributions from:
Net investment income .............. — (0.04) (0.01) (0.02) (0.23) (0.06)
Net realized gains ................. — (0.24) (0.35) — — —
Total distributions ................... — (0.28) (0.36) (0.02) (0.23) (0.06)
Net asset value, end of period .......... $12.18 $8.80 $13.96 $15.42 $13.15 $11.52
Total return
d
....................... 38.41% (35.61)% (6.90)% 17.48% 16.42% (6.35)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.83% 1.68% 1.69% 1.71% 1.73% 1.73%
Expenses net of waiver and payments by
affiliates .......................... 1.55% 1.66% 1.67% 1.69% 1.72% 1.72%
Net investment income ............... 1.81% 1.19% 0.44% 0.24% 1.50%
c
0.60%
Supplemental data
Net assets, end of period (000’s) ........ $158,279 $168,808 $387,850 $668,474 $442,583 $361,128
Portfolio turnover rate ................ 13.38% 4.72% 12.22% 7.57% 21.26% 18.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.

Templeton Global Investment Trust
Statement of Investments (unaudited), September 30, 2020
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 98.2%
Brazil 4.0%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 2,284,018
a
Duratex SA ..................... Paper & Forest Products 2,889,000 9,221,718
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,544,611 2,109,106
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 902,500 2,275,068
15,889,910
China 20.3%
Asia Cement China Holdings Corp. ... Construction Materials 2,230,500 1,976,881
a,c
Baozun , Inc., ADR ................ Internet & Direct Marketing Retail 266,561 8,660,567
b
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 2,014,000 3,705,427
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 3,217,947 1,848,562
Fanhua , Inc., ADR ................ Insurance 64,300 1,077,025
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,387,800 14,644,140
a
Huami Corp., ADR ............... Electronic Equipment, Instruments &
Components 720,769 9,261,881
Huaxin Cement Co. Ltd., B ......... Construction Materials 2,466,374 5,618,733
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 3,229,000 3,136,903
Ju Teng International Holdings Ltd. ... Electronic Equipment, Instruments &
Components 3,320,000 1,000,647
b,c
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 13,455,000 7,857,411
a,b
Mobvista , Inc., 144A, Reg S ........ Media 3,700,000 1,828,323
a
Noah Holdings Ltd., ADR .......... Capital Markets 148,886 3,881,458
TravelSky Technology Ltd., H ....... IT Services 1,155,200 2,482,926
Uni -President China Holdings Ltd. .... Food Products 2,944,000 2,699,974
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 4,800,000 7,652,445
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 11,349,937 3,378,311
80,711,614
Czech Republic 0.6%
b
Moneta Money Bank A/S, 144A, Reg S Banks 1,080,557 2,480,534
Egypt 0.5%
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 502,799 1,810,076
Georgia 0.5%
a
Georgia Capital plc ............... Capital Markets 383,294 1,813,045
a
Hong Kong 2.2%
a
IT Ltd. ......................... Specialty Retail 8,854,295 1,161,395
Luk Fook Holdings International Ltd. .. Specialty Retail 3,109,800 7,539,784
8,701,179
Hungary 2.1%
Richter Gedeon Nyrt . ............. Pharmaceuticals 398,860 8,416,719
India 12.6%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 484,898 16,041,282
Dalmia Bharat Ltd. ............... Construction Materials 349,776 3,721,215
Essel Propack Ltd. ............... Containers & Packaging 531,000 1,761,083
a
Federal Bank Ltd. ................ Banks 7,756,637 5,148,759
JK Cement Ltd. .................. Construction Materials 350,133 7,182,340
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 3,858,768 6,217,977
Tata Chemicals Ltd. .............. Chemicals 514,400 2,106,160
Tata Consumer Products Ltd. ....... Food Products 387,427 2,635,986
a
Vardhman Textiles Ltd. ............ Textiles, Apparel & Luxury Goods 468,044 5,119,803
49,934,605

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Malaysia 0.0%
†
7-Eleven Malaysia Holdings Bhd. .... Food & Staples Retailing 250,403 $ 80,659
Mexico 1.4%
Bolsa Mexicana de Valores SAB de CV Capital Markets 1,082,800 2,452,167
Grupo Herdez SAB de CV .......... Food Products 610,733 1,104,878
b
Nemak SAB de CV, 144A, Reg S .... Auto Components 6,720,300 1,943,776
5,500,821
Peru 1.3%
Intercorp Financial Services, Inc. ..... Banks 213,850 5,025,475
Philippines 3.0%
Century Pacific Food, Inc. .......... Food Products 9,000,000 3,190,611
DMCI Holdings, Inc. .............. Industrial Conglomerates 15,192,600 1,258,552
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,789,320 6,364,775
Robinsons Retail Holdings, Inc. ...... Food & Staples Retailing 900,000 1,208,598
12,022,536
Russia 0.8%
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 123,126 3,368,934
a
Saudi Arabia 2.4%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 287,874 9,593,498
South Africa 0.4%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 1,509,862
a
South Korea 11.6%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 264,533 8,292,970
a
Hans Biomed Corp. ............... Biotechnology 271,714 5,318,865
i -SENS, Inc. .................... Health Care Equipment & Supplies 158,283 3,745,364
Mando Corp. .................... Auto Components 156,920 4,791,302
NeoPharm Co. Ltd. ............... Personal Products 39,714 966,902
Sebang Global Battery Co. Ltd. ...... Auto Components 111,300 2,636,045
Silicon Works Co. Ltd. ............. Semiconductors & Semiconductor Equipment 209,770 8,093,333
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 151,355 3,895,884
Zinus , Inc. ...................... Household Durables 118,592 8,369,249
46,109,914
Sri Lanka 0.6%
a
Hemas Holdings plc .............. Industrial Conglomerates 6,119,274 2,470,864
a
Taiwan 20.1%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 427,000 5,345,665
Flytech Technology Co. Ltd. ........ Electronic Equipment, Instruments &
Components 1,467,020 3,125,605
Merida Industry Co. Ltd. ........... Leisure Products 2,135,400 17,328,685
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 1,701,800 15,717,371
PChome Online, Inc. .............. Internet & Direct Marketing Retail 1,648,635 5,756,709
a
PharmaEssentia Corp. ............ Biotechnology 2,542,074 8,831,614
Poya International Co. Ltd. ......... Multiline Retail 210,000 4,021,629
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 6,462,100 9,630,561
Shin Zu Shing Co. Ltd. ............ Machinery 1,641,402 7,973,901
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 1,400,000 2,008,607
79,740,347
Thailand 1.9%
Dynasty Ceramic PCL ............. Building Products 23,444,540 1,859,309
Major Cineplex Group PCL ......... Entertainment 4,998,000 2,452,770

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Tisco Financial Group PCL ......... Banks 1,608,600 $ 3,252,351
7,564,430
Turkey 0.9%
Soda Sanayii A/S ................ Chemicals 3,397,306 3,632,576
United Arab Emirates 2.6%
Aramex PJSC ................... Air Freight & Logistics 8,924,018 10,391,834
United Kingdom 1.1%
Stock Spirits Group plc ............ Beverages 1,591,284 4,429,135
United States 1.2%
a
IMAX Corp. ..................... Entertainment 398,458 4,765,558
a
Vietnam 6.1%
FPT Corp. ...................... Electronic Equipment, Instruments &
Components 3,514,627 7,641,239
Hoa Phat Group JSC ............. Metals & Mining 9,334,113 10,707,889
a
Masan Group Corp. .............. Food Products 713,660 1,688,511
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 4,320,745
24,358,384
Total Common Stocks (Cost $367,716,839) .....................................
390,322,509
Preferred Stocks 0.6%
Chile 0.6%
d
Embotelladora Andina SA, A, 6.54% .. Beverages 1,250,500 2,341,552
Total Preferred Stocks (Cost $4,139,414) .......................................
2,341,552
Total Long Term Investments (Cost $371,856,253) ...............................
392,664,061
Short Term Investments 1.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.5%
United States 0.5%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 2,042,825 2,042,825
Total Money Market Funds (Cost $2,042,825) ...................................
2,042,825
g
Investments from Cash Collateral Received for Loaned
Securities 1.1%
Money Market Funds 1.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 4,364,134 4,364,134
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$4,364,134) .................................................................
4,364,134
a a a a a
Total Short Term Investments (Cost $6,406,959 ) .................................
6,406,959
a a a
a
Total Investments (Cost $378,263,212) 100.4% ..................................
$399,071,020
Other Assets, less Liabilities (0.4)% ...........................................
(1,609,057)
Net Assets 100.0% ...........................................................
$397,461,963
a a a

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 31 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $28,406,452, representing 7.1% of net assets.
c
A portion or all of the security is on loan at September 30, 2020. See Note 1(c).
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $371,856,253
Cost - Non-controlled affiliates (Not e 3f) ........................................................ 6,406,959
Value - Unaffiliated issuers (Includes securities loaned $6,606,133) ................................... $392,664,061
Value - Non-controlled affiliates (Not e 3f) ........................................................ 6,406,959
Foreign currency, at value (cost $725,657) ........................................................ 736,585
Receivables:
Investment securities sold ................................................................... 1,034,627
Capital shares sold ........................................................................ 2,163,836
Dividends ............................................................................... 630,601
European Union tax reclaims ................................................................ 271,914
Other assets .............................................................................. 288
Total assets .......................................................................... 403,908,871
Liabilities:
Payables:
Investment securities purchased .............................................................. 669,845
Capital shares redeemed ................................................................... 638,507
Management fees ......................................................................... 382,327
Distribution fees .......................................................................... 57,895
Transfer agent fees ........................................................................ 104,718
Trustees' fees and expenses ................................................................. 12,007
Payable upon return of securities loaned ......................................................... 4,364,134
Accrued expenses and other liabilities ........................................................... 217,475
Total liabilities ......................................................................... 6,446,908
Net assets, at value ................................................................. $397,461,963
Net assets consist of:
Paid-in capital ............................................................................. $409,939,029
Total distributable earnings (losses) ............................................................. (12,477,066)
Net assets, at value ................................................................. $397,461,963

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2020 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $172,215,469
Shares outstanding ........................................................................ 14,341,900
Net asset value per share
a
.................................................................. $12.01
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $12.71
Class C:
Net assets, at value ....................................................................... $25,243,226
Shares outstanding ........................................................................ 2,251,803
Net asset value and maximum offering price per share
a
............................................. $11.21
Class R:
Net assets, at value ....................................................................... $2,071,910
Shares outstanding ........................................................................ 175,276
Net asset value and maximum offering price per share ............................................. $11.82
Class R6:
Net assets, at value ....................................................................... $39,651,915
Shares outstanding ........................................................................ 3,258,584
Net asset value and maximum offering price per share ............................................. $12.17
Advisor Class:
Net assets, at value ....................................................................... $158,279,443
Shares outstanding ........................................................................ 12,992,435
Net asset value and maximum offering price per share ............................................. $12.18
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the six months ended September 30, 2020 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $672,939 respectively)
Unaffiliated issuers ........................................................................ $6,645,365
Non-controlled affiliates (Note 3 f ) ............................................................. 235
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 21,886
Non-controlled affiliates (Note 3 f ) ............................................................. 272
Total investment income ................................................................... 6,667,758
Expenses:
Management fees (Note 3 a ) ................................................................... 2,845,657
Distribution fees: (Note 3c )
    Class A ................................................................................ 210,024
    Class C ................................................................................ 129,631
    Class R ................................................................................ 4,607
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 208,230
    Class C ................................................................................ 32,342
    Class R ................................................................................ 2,286
    Class R6 ............................................................................... 11,476
    Advisor Class ............................................................................ 206,041
Custodian fees (Note 4 ) ...................................................................... 112,795
Reports to shareholders ...................................................................... 97,872
Registration and filing fees .................................................................... 40,834
Professional fees ........................................................................... 55,144
Trustees' fees and expenses .................................................................. 47,524
Other .................................................................................... 20,403
Total expenses ......................................................................... 4,024,866
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (561,271)
Net expenses ......................................................................... 3,463,595
Net investment income ................................................................ 3,204,163
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (37,859,735)
Foreign currency transactions ................................................................ (20,159)
Net realized gain (loss) .................................................................. (37,879,894)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 165,058,812
Translation of other assets and liabilities denominated in foreign currencies .............................. 59,813
Net change in unrealized appreciation (depreciation) ............................................ 165,118,625
Net realized and unrealized gain (loss) ............................................................ 127,238,731
Net increase (decrease) in net assets resulting from operations .......................................... $130,442,894

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Small Cap
Fund
Six Months Ended
September 30, 2020
(unaudited)
Year Ended
March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,204,163 $8,227,975
Net realized gain (loss) ................................................. (37,879,894) (1,503,333)
Net change in unrealized appreciation (depreciation) ........................... 165,118,625 (256,252,537)
Net increase (decrease) in net assets resulting from operations ................ 130,442,894 (249,527,895)
Distributions to shareholders:
Class A ............................................................. — (4,331,906)
Class C ............................................................. — (742,939)
Class R ............................................................. — (36,147)
Class R6 ............................................................ — (2,317,331)
Advisor Class ........................................................ — (6,504,854)
Total distributions to shareholders .......................................... — (13,933,177)
Capital share transactions: (Note 2 )
Class A ............................................................. (23,287,150) (35,053,048)
Class C ............................................................. (6,095,551) (13,914,156)
Class R ............................................................. 163,876 416,927
Class R6 ............................................................ (22,967,584) (109,346,254)
Advisor Class ........................................................ (65,350,899) (102,829,365)
Total capital share transactions ............................................ (117,537,308) (260,725,896)
Net increase (decrease) in net assets ................................... 12,905,586 (524,186,968)
Net assets:
Beginning of period ..................................................... 384,556,377 908,743,345
End of period .......................................................... $397,461,963 $384,556,377

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Emerging Markets Small Cap Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Templeton Emerging
Markets Small Cap Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at  4 p.m. Eastern
time. At September 30, 2020, certain securities may have
been fair valued using these procedures, in which case the
securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for
more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund, and/or uninvested cash as included in due from custodian in the Statement of Assets and Liabilities.
Additionally, the Fund received $2,495,646.27 in U.S.
Government and Agency securities as collateral. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2020, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
2. Shares of Beneficial Interest
At September 30, 2020, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
September 30, 2020
Year Ended
March 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,084,378 $11,507,455 3,221,121 $40,743,117
Shares issued in reinvestment of distributions .......... — — 305,041 3,877,065
Shares redeemed ............................... (3,243,753) (34,794,605) (6,528,281) (79,673,230)
Net increase (decrease) .......................... (2,159,375) $(23,287,150) (3,002,119) $(35,053,048)
Class C Shares:
Shares sold ................................... 64,644 $661,633 426,130 $4,963,769
Shares issued in reinvestment of distributions .......... — — 59,857 714,694
Shares redeemed
a
.............................. (659,664) (6,757,184) (1,655,253) (19,592,619)
Net increase (decrease) .......................... (595,020) $(6,095,551) (1,169,266) $(13,914,156)
Class R Shares:
Shares sold ................................... 29,190 $316,074 70,844 $908,240
Shares issued in reinvestment of distributions .......... — — 2,883 36,147
Shares redeemed ............................... (13,385) (152,198) (41,136) (527,460)
Net increase (decrease) .......................... 15,805 $163,876 32,591 $416,927
Class R6 Shares:
Shares sold ................................... 106,592 $1,157,231 2,043,837 $26,938,707
Shares issued in reinvestment of distributions .......... — — 31,681 406,790
Shares redeemed ............................... (2,300,930) (24,124,815) (10,835,962) (136,691,751)
Net increase (decrease) .......................... (2,194,338) $(22,967,584) (8,760,444) $(109,346,254)
Advisor Class Shares:
Shares sold ................................... 1,443,933 $15,939,621 6,620,262 $86,116,265
Shares issued in reinvestment of distributions .......... — — 437,732 5,633,610
Shares redeemed ............................... (7,634,387) (81,290,520) (15,660,224) (194,579,240)
Net increase (decrease) .......................... (6,190,454) $(65,350,899) (8,602,230) $(102,829,365)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average daily net assets of the Fund as follows:
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,995
CDSC retained .............................................................................. $565
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended September 30, 2020, the Fund paid transfer agent fees of $460,375, of which $129,278 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Effective, April 1, 2020, Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.55%, based on the average net assets of each class until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until July 31, 2021.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,958,014 $71,595,193 $(71,510,382) $ — $ — $ 2,042,825 2,042,825 $ 235
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $2,811,982 $32,913,326 $(31,361,174) $ — $ — $ 4,364,134 4,364,134 $ 272
Total Affiliated Securities .... $4,769,996 $104,508,519 $(102,871,556) $— $— $6,406,959 $507
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2020, the custodian fees were reduced as noted in the Statement of Operations. During the period ended September 30, 2020, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2020, the capital loss carryforwards were as follows:
At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2020, aggregated
$52,372,109 and $161,560,191, respectively.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $2,263,736
Cost of investments .......................................................................... $376,362,410
Unrealized appreciation ........................................................................ $77,038,102
Unrealized depreciation ........................................................................ (58,693,626)
Net unrealized appreciation (depreciation) .......................................................... $18,344,476

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended September 30, 2020, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2020, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 15,889,910 $ — $ — $ 15,889,910
China ............................... 22,880,931 57,830,683 — 80,711,614
Czech Republic ....................... — 2,480,534 — 2,480,534
Egypt ............................... 1,810,076 — — 1,810,076
Georgia ............................. — 1,813,045 — 1,813,045
Hong Kong ........................... — 8,701,179 — 8,701,179
Hungary ............................. — 8,416,719 — 8,416,719
India ................................ — 49,934,605 — 49,934,605
Malaysia ............................. — 80,659 — 80,659
Mexico .............................. 5,500,821 — — 5,500,821
Peru ................................ 5,025,475 — — 5,025,475
Philippines ........................... — 12,022,536 — 12,022,536
Russia .............................. — 3,368,934 — 3,368,934
Saudi Arabia .......................... 9,593,498 — — 9,593,498
South Africa .......................... — 1,509,862 — 1,509,862
South Korea .......................... — 46,109,914 — 46,109,914
Sri Lanka ............................ 2,470,864 — — 2,470,864
Taiwan .............................. — 79,740,347 — 79,740,347

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Emerging Markets Small Cap Fund
(continued)
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Thailand ............................. $ — $ 7,564,430 $ — $ 7,564,430
Turkey .............................. — 3,632,576 — 3,632,576
United Arab Emirates ................... — 10,391,834 — 10,391,834
United Kingdom ....................... — 4,429,135 — 4,429,135
United States ......................... 4,765,558 — — 4,765,558
Vietnam ............................. — 24,358,384 — 24,358,384
Preferred Stocks ........................ 2,341,552 — — 2,341,552
Short Term Investments ................... 6,406,959 — — 6,406,959
Total Investments in Securities ........... $76,685,644 $322,385,376 $— $399,071,020
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Shareholder Information

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Semiannual Report
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Templeton Global Investment Trust
Shareholder Information

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Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive the Fund’s financial report every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

426 S 11/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset
Management Ltd.
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.          N/A

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                            N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

Section 302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By __S\MATTHEW T. HINKLE_______
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date November 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\MATTHEW T. HINKLE_______
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date November 25, 2020

By  S\ROBERT G. KUBILIS _______
 Robert G. Kubilis
    Chief Financial Officer and Chief Accounting Officer
Date November 25, 2020